PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 – PROPERTY AND EQUIPMENT
Property and equipment consist of the following (in thousands):
	December 31,
	2022	2021
Computer equipment	$333	$225
Furniture & Fixtures	15	—
Data warehouse	286	256
Software	197	196
Total Cost	831	677
Less accumulated depreciation and amortization	(456)	(197)
Property and Equipment	$375	$480
The useful life of computer equipment, furniture and fixtures, software and the data warehouse is 3 years.
Depreciation and amortization expenses for the years ended December 31, 2022 and 2021 were $259,000 and $173,000, respectively. The amounts are included in general and administrative expenses in the consolidated statements of operations.